RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 28, 2020	Feb. 26, 2020	Apr. 30, 2021	Sep. 01, 2020	Jan. 31, 2021	Oct. 31, 2021	Jan. 31, 2020
Accrued expenses related party					$ 106,173	$ 46,173	$ 155,750
Number of shares issued					45,000
Value of shares issued			$ 107,500		$ 18,900
Series C Preferred Stock [Member]
Number of shares issued	150	250		100
Value of shares issued				$ 11,177